CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total		Cash Dividend Paid [member]		Share capital [member]	Share premium [member]	Inflation adjustment to share capital [member]	Fair value reserve [member]	Share of OCI from associates and joint ventures [member]	Legal reserve [member]	Other reserves [member]		Other reserves [member] Cash Dividend Paid [member]	[5]	Accumulated loss [member]	Total equity attributable to owners of the Bank [member]		Total equity attributable to owners of the Bank [member] Cash Dividend Paid [member]	[5]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018		$ 143,965,037				$ 612,660	$ 39,808,419	$ 28,448,242	$ (320,516)	$ 417,231	$ 26,513,609	$ 69,503,715				$ (21,113,511)	$ 143,869,849				$ 95,188
Total comprehensive income (loss) for the year
Profit (loss) for the year		32,928,611														32,935,417	32,935,417				(6,806)
Other comprehensive income (loss) for the year		830,854							1,167,892	(318,157)							849,735				(18,881)
Distribution of retained earnings as per the Shareholders
Legal reserve											6,078,052					(6,078,052)
Cash dividends	[1]	(7,608,876)														(7,608,876)	(7,608,876)
Other reserves												37,563,120				(37,563,120)
- Pending registration (Note 26)		1,890				50	19,997	62									20,109				(18,219)
- Gain (loss) of control over subsidiaries (Note 42)		3,188,693
Ending balance at Dec. 31, 2019		173,306,209				612,710	39,828,416	28,448,304	847,376	99,074	32,591,661	107,066,835				(39,428,142)	170,066,234				3,239,975
Total comprehensive income (loss) for the year
Profit (loss) for the year		15,198,000														15,171,190	15,171,190				26,810
Other comprehensive income (loss) for the year		7,854,651							8,010,189	(155,535)							7,854,654				(3)
Distribution of retained earnings as per the Shareholders
Legal reserve											12,743,924					(12,743,924)
Cash dividends		(4,624,018)	[2]	$ (18,838,524)	[3]							(4,624,018)	[2]				(4,624,018)	[2]
Other reserves												50,975,694				(50,975,694)
Other net increases		(2,970)
Ending balance at Dec. 31, 2020		172,893,348				612,710	39,828,416	28,448,304	8,857,565	(56,461)	45,335,585	134,579,987				(87,976,570)	169,629,536				3,263,812
Total comprehensive income (loss) for the year
Profit (loss) for the year		9,355,690														9,398,606	9,398,606				(42,916)
Other comprehensive income (loss) for the year		(3,497,257)							(3,495,898)	(1,359)							(3,497,257)				0
Distribution of retained earnings as per the Shareholders
Cash dividends		(8,987,545)	[4]	$ (6,749,594)	[5]							(8,987,545)	[4]	$ (6,749,594)			(8,987,545)	[4]	$ (6,749,594)
Accumulated loss absorption												(44,424,154)				44,424,154
Ending balance at Dec. 31, 2021		$ 163,014,642				$ 612,710	$ 39,828,416	$ 28,448,304	$ 5,361,667	$ (57,820)	$ 45,335,585	$ 74,418,694				$ (34,153,810)	$ 159,793,746				$ 3,220,896

[1]	Dividends per share amounts to pesos 3.928698
[2]	Dividends per share amounts to pesos 4.080233
[3]	Dividends per share amounts to pesos 19.5851119
[4]	Dividends per share amounts to pesos 11.424653
[5]	Dividends per share amounts to pesos 10.608606